Available-for-sale Securities - Classification (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Classification of the available-for-sale securities
Available for sale securities total	$ 42,366,000		$ 69,990,000	$ 84,343,000
Marketable Securities [Member]
Classification of the available-for-sale securities
Available for sale securities total	26,557,000		60,110,000	45,907,000
Sale of available-for-sale securities	0	0	0	0
Available-for-sale securities, maturity between one and two years			3,200,000
Available-for-sale securities, maturity of one year or less	26,600,000		56,900,000
Cash and Cash Equivalents [Member]
Classification of the available-for-sale securities
Available for sale securities total	15,774,000		9,680,000	38,236,000
Restricted Cash [Member]
Classification of the available-for-sale securities
Available for sale securities total	$ 35,000		$ 200,000	$ 200,000